COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Future Minimum Lease Payments for Non-cancellable Operating Leases

Future minimum lease payments for non-cancellable operating leases as of December 31, 2016 are as follows:

	RMB	US$
		(Note 3)
2017	3,276,215	471,873
2018	273,391	39,377
2019	—	—
2020	—	—
2021	—	—

	3,549,606	511,250